Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Equity Investments [Line Items]
Total	¥ 11,205,874	$ 1,558,882	¥ 11,500,708
19.0% Investment [Member]
Schedule of Equity Investments [Line Items]
Total	976,625	135,859	1,114,030
10 % Investment
Schedule of Equity Investments [Line Items]
Total	158,452	22,043	268,422
9.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	8,689,076	1,208,764	8,689,076
5.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	539,097	74,995	542,654
4.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	268,387	37,336	289,369
3.5 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	336,123	46,759	342,948
3.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	43,487	6,050	43,867
2.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	16,616	2,312	25,022
1.0 % Investment [Member]
Schedule of Equity Investments [Line Items]
Total	¥ 178,011	$ 24,764	¥ 185,320